Subsequent events - Text Details (Detail) $ / shares in Units, € in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 $ / shares
Subsequent events [Line Items]
Bilateral bank loan total Feb 21		€ 500
Bilateral bank loan per loan Feb 21		€ 250
BioTelemetry [Member]
Subsequent events [Line Items]
Purchase of businesses, paid in cash, per share | $ / shares			$ 72.00
Number of employees		1,900
BioTelemetry [Member] | US Dollar [Member]
Subsequent events [Line Items]
Consideration transferred, acquisition-date fair value | $	$ 2,800
BioTelemetry [Member] | Euro [Member]
Subsequent events [Line Items]
Consideration transferred, acquisition-date fair value		€ 2,300
Capsule Technologies [Member] | US Dollar [Member]
Subsequent events [Line Items]
Consideration transferred, acquisition-date fair value | $	$ 635
Capsule Technologies [Member] | Euro [Member]
Subsequent events [Line Items]
Consideration transferred, acquisition-date fair value		€ 520